12. Capital Securities	12 Months Ended
Dec. 31, 2015
Trust preferred securities prepayment by underlying bank
Capital Securities

The Company completed a $7.5 million capital issue of 9.25% Preferred Securities (the “Trust Preferred Securities”) on January 23, 1998. These Trust Preferred Securities were issued by Highlands Capital Trust I, a wholly owned subsidiary of the Company.

On July 15, 2014, the Company redeemed in full the Trust Preferred Securities and paid all the deferred interest payments with proceeds received from the April 2014 private placement capital raise that is further discussed in Note 25.